Significant Transactions (Details 1) - USD ($)	Sep. 30, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Cash	$ 445
Accounts receivable, net	917
Prepaid expenses	149
Intangible assets and goodwill	30,433
Furniture, fixtures, and equipment	1,327
Accounts payable and accrued expenses	(978)
Deferred revenue	(549)
Net assets acquired	$ 31,744
Trellis Solutions, Inc [Member]
Business Acquisition [Line Items]
Cash		$ 21
Accounts receivable, net		77
Other assets		6
Acquired technology		210
Acquired trade name		80
Customer relationships		220
Goodwill		3,229
Accounts payable and accrued expenses		(283)
Deferred revenue		(31)
Net assets acquired		$ 3,529